Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	At June 30 2023	At December 31 2022
	£’000	£’000
Cash at bank available on demand	171,812	179,817
Cash held in short-term deposit accounts	22,766	66,062
Cash and cash equivalents in the statement of financial position	194,578	245,879
Cash at bank and short-term deposits within assets held for sale	—	12,442
Cash and cash equivalents in the statement of cash flows	194,578	258,321